SCHEDULE OF TERMS AND CONDITIONS OF SHARE-BASED PAYMENT ARRANGEMENT (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning balance	27,057,000	22,287,000
Contractual Life of Options	8 years 9 months 18 days	8 years 9 months 18 days
Ending balance	28,732,000	27,057,000
On March, 2022 [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted		240
Instrument vesting conditions		3 years quarterly vest
Contractual Life of Options		10 years
On May, 2022 [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted		320
Instrument vesting conditions		3 years quarterly vest
Contractual Life of Options		10 years
On August, 2022 [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted		4,000
Instrument vesting conditions		25% on first anniversary, then quarterly vesting
Contractual Life of Options		10 years
On August, 2022 [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted		145
Instrument vesting conditions		3 years quarterly vest
Contractual Life of Options		10 years
On November, 2022 [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted		55
Instrument vesting conditions		3 years quarterly vest
Contractual Life of Options		10 years
August, 2022 [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted		10
Instrument vesting conditions		3 years quarterly vest
Contractual Life of Options		10 years
On March, 2023 [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted	1,500
Instrument vesting conditions	16.7% on first anniversary, then quarterly vesting
Contractual Life of Options	10 years
On March, 2023 [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted	15
Instrument vesting conditions	3 years quarterly vest
Contractual Life of Options	10 years
On June, 2023 [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted	65
Instrument vesting conditions	33.3% on first anniversary, then quarterly vesting
Contractual Life of Options	10 years
On August, 2023 [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted	85
Instrument vesting conditions	3 years quarterly vest
Contractual Life of Options	10 years
On November, 2023 [Member]
IfrsStatementLineItems [Line Items]
Number of Instruments granted	10
Instrument vesting conditions	33.3% on first anniversary, then quarterly vesting
Contractual Life of Options	10 years